Properties and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Asset Retirement Obligation, Current	$ 2	$ 3
Payments to Acquire Oil and Gas Property	150
Proved Developed Reserves [Member]
Property, Plant and Equipment [Line Items]
Payments to Acquire Oil and Gas Property	$ 50